Inventories - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Early Issue Sales Consideration
Inventory [Line Items]
Inventory subject to uncertainty	$ 4,546		$ 4,126	$ 3,586
Airplane Program 737
Inventory [Line Items]
Deferred production costs			6,011	2,955
Unamortized tooling and other non-recurring costs	880		792	626
Deferred production, unamortized tooling and other nonrecurring costs to be recovered from firm orders at the balance sheet date	8,480		6,767
Deferred production, unamortized tooling and other nonrecurring costs to be recovered from future orders	38		36
Amount of deferred costs related to commercial aircraft programs	7,638		6,011
Airplane Program 777x
Inventory [Line Items]
Deferred production costs			1,792	1,330
Unamortized tooling and other non-recurring costs	4,218		4,063	3,774
Inventory, work in process	6,072		4,638	4,059
Abnormal production costs		$ 262	513	325
Amount of deferred costs related to commercial aircraft programs	2,612		1,792
Airplane Program 787
Inventory [Line Items]
Unamortized tooling and other non-recurring costs	1,441		1,480	1,722
Deferred production, unamortized tooling and other nonrecurring costs to be recovered from firm orders at the balance sheet date	11,618		12,384
Deferred production, unamortized tooling and other nonrecurring costs to be recovered from future orders	2,159		1,480
Abnormal production costs	157	$ 693	1,014	1,240	$ 468
Supplier advances	1,563		1,764	1,831
Amount of deferred costs related to commercial aircraft programs	$ 12,336		$ 12,384	$ 12,689